8. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Notes
8. RELATED PARTY TRANSACTIONS AND BALANCES

8.   RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2018

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$253,968	$Nil	$Nil	$Nil	$61,430	$11,505	$326,903
Winnie Wong, Chief Financial Officer	$Nil	$Nil	$Nil	$Nil	$Nil	$9,588	$9,588

For the year ended December 31, 2017

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$265,828	$Nil	$Nil	$Nil	$53,262	$16,880	$335,970
Winnie Wong, Chief Financial Officer	$Nil	$Nil	$Nil	$Nil	$Nil	$12,660	$12,660

For the year ended December 31, 2016

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$265,571	$Nil	$Nil	$Nil	$67,972	$16,270	$349,813
Winnie Wong, Chief Financial Officer	$Nil	$Nil	$Nil	$Nil	$Nil	$16,270	$16,270

Related party liabilities

Years ended
	Services	December 31, 2018	December 31, 2017	December 31, 2016	As at December 31, 2018	As at December 31, 2017
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management and accounting services	$ 228,455	$ 218,690	$ 236,975	$ 62,754	$ 21,134
Paul W. Kuhn	Consulting and housing allowance and share-based payment	$ 326,903	$ 335,970	$ 349,813	$ 33,523	$ 16,776
Paul L. Nelles (b)	Salaries and share-based payment	$ 27,620	$ 23,320	$ 35,387	$ Nil	$ Nil
Mineralia (c)	Consulting	$ 157,536	$ 198,089	$ 239,882	$ 34,375	$ 17,496
B&B Renting and Consulting Lda. (d)	Rent	$ Nil	$ 42,026	$ 26,293	$ Nil	$ 4,117
Adriano Barros (c)	Share-based payment	$ 5,369	$ 16,880	$ 11,389	$ Nil	$ Nil
TOTAL:		$ 745,883	$ 834,975	$ 899,739	$ 130,652	$ 59,523

(a)    Pacific Opportunity Capital Ltd., a company controlled by a director of the Company.

(b)    Paul L. Nelles is a director of Innomatik.

(c)    Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA.

(d)    B&B Renting and Consulting Lda., a private company partially owned by Adriano Barros, the general manager of MAEPA.